united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2026

Item 1. Reports to Stockholders.

Liberty One Defensive Dividend Growth ETF

(EASY) NASDAQ

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Liberty One Defensive Dividend Growth ETF for the period of September 29, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Defensive Dividend Growth ETF	$30	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the reporting period the performance of Liberty One Defensive Dividend Growth ETF (the "Fund") was primarily driven by its concentrated, high-conviction approach to "business-resilient" companies. Unlike broad strategic global market strategies, the Fund focuses on a selective portfolio of approximately 25 stocks that demonstrate durable competitive advantages, stable cash flows, and a rising dividend stream through various market cycles. These companies are predominantly found in traditionally defensive/slower growth sectors, including Healthcare, Consumer Staples, and Utilities.

In the fourth quarter of 2025, the Fund’s defensive positioning and specific stock selections lagged the broader market. During this time, market returns were heavily concentrated in the artificial intelligence trade that include strong performances in Semiconductors and Metals/Mining. We stuck to our risk constrains/objectives and did not “chase” strong momentum return from the higher growth segments of the market. Outside of Healthcare, that rallied 11% in the quarter due to the significant influence of Eli Lilly (LLY) in the sector (stock was up +41% in the quarter), Staples and Utilities were both negative and trailed the broader market in the quarter. However, market leadership began to broaden and then shift significantly in late January 2026. As volatility flared in the Information Technology sector due to valuation reset and AI displacement risks, investors rotated into defensive, high-quality sectors held by the Fund. This tactical focus on defensive equities allowed the Fund to significantly outperform the broader market during the late-January volatility, as its holdings benefited from their inherent stability and compelling relative valuations compared to the highly priced growth factor. This transition underscored the efficacy of the stock selection process in protecting capital and generating alpha when market leadership broadened beyond the technology sector.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Liberty One Defensive Dividend Growth ETF - NAV
S&P 500® Index
Morningstar North America Defensive Sectors NR USD
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,944
$10,458
$10,438
09/29/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26

Table Summary
	Liberty One Defensive Dividend Growth ETF - NAV	S&P 500® Index	Morningstar North America Defensive Sectors NR USD
09/29/25	$10,000	$10,000	$10,000
09/30/25	$10,119	$10,042	$10,139
10/31/25	$10,024	$10,277	$10,303
11/30/25	$10,398	$10,302	$10,966
12/31/25	$10,084	$10,309	$10,724
01/31/26	$10,438	$10,458	$10,944

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Defensive Dividend Growth ETF - NAV	4.38%
S&P 500® Index	4.58%
Morningstar North America Defensive Sectors NR USD	9.44%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$35,973,646
Number of Portfolio Holdings	25
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
26.6%
Health Care
24.2%
Industrials
17.9%
Utilities
11.2%
Information Technology
7.3%
Financials
4.4%
Consumer Discretionary
4.0%
Communications
3.6%
Money Market Funds
0.8%

Table Summary
Value	Value
Money Market Funds	0.8%
Communications	3.6%
Consumer Discretionary	4.0%
Financials	4.4%
Information Technology	7.3%
Utilities	11.2%
Industrials	17.9%
Health Care	24.2%
Consumer Staples	26.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Eli Lilly & Company	5.5%
Cardinal Health, Inc.	5.4%
Waste Management, Inc.	4.9%
Rentokil Initial PLC	4.9%
Johnson & Johnson	4.8%
Northrop Grumman Corporation	4.5%
McKesson Corporation	4.4%
Chubb Ltd.	4.4%
Coca-Cola Company (The)	4.4%
Casey's General Stores, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Liberty One Defensive Dividend Growth ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-EASY

Liberty One Spectrum ETF

(SPCT) NASDAQ

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Liberty One Spectrum ETF for the period of September 29, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Spectrum ETF	$30	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the reporting period, equity market performance was led by growth-oriented and technology companies, while more defensive and dividend-oriented stocks generally lagged. Against this backdrop, the Liberty One Spectrum ETF (the "Fund") modestly trailed its benchmark.

The Fund maintains a diversified portfolio of approximately 50 large-capitalization U.S. companies across all sectors. The Fund emphasizes established market leaders with strong balance sheets, consistent cash flows, and rising dividends. Relative performance during the period was primarily influenced by the Fund’s defensive positioning. The portfolio maintained a higher dividend yield and lower volatility profile than the benchmark, along with lower exposure to higher-growth companies. As investor sentiment favored companies with stronger near-term earnings growth and higher risk characteristics, the Fund’s emphasis on stability and income growth created modest relative headwinds.

Sector allocation also contributed to performance differences. The Fund maintained an underweight allocation to the Information Technology sector relative to the benchmark, which detracted from relative returns as technology stocks were among the stronger performers during the period. Conversely, the Fund held overweight positions in more defensive sectors such as Consumer Defensive and Utilities, which generally underperformed in the prevailing risk-on environment. While diversified exposure across Financials, Industrials, Communication Services, and other sectors helped mitigate some of these effects, it did not fully offset the impact of growth leadership during the quarter.

Market leadership began to broaden and shift in late January 2026. Increased volatility within portions of the technology sector, driven in part by valuation compression and evolving competitive dynamics related to artificial intelligence, contributed to investor rotation into other areas of the market. As this shift occurred, the Fund’s diversified exposure and emphasis on financially durable, dividend-paying companies contributed more positively to relative performance. The Fund outperformed its benchmark in January and continued to show relative strength into early February.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Liberty One Spectrum ETF - NAV
S&P 500® Index
S&P 1000® Value Index
$10,900
$10,700
$10,500
$10,300
$10,100
$9,900
$10,767
$10,627
$10,458
09/29/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26

Table Summary
	Liberty One Spectrum ETF - NAV	S&P 500® Index	S&P 1000® Value Index
09/29/25	$10,000	$10,000	$9,995
09/30/25	$10,052	$10,042	$10,017
10/31/25	$10,112	$10,277	$9,918
11/30/25	$10,435	$10,302	$10,212
12/31/25	$10,204	$10,309	$10,268
01/31/26	$10,627	$10,458	$10,767

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Spectrum ETF - NAV	6.27%
S&P 500® Index	4.58%
S&P 1000® Value Index	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$36,346,423
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
18.8%
Information Technology
11.3%
Health Care
11.2%
Industrials
10.9%
Consumer Discretionary
10.2%
Real Estate
9.4%
Financials
9.2%
Communications
9.0%
Utilities
7.4%
Energy
2.0%
Money Market Funds
0.6%

Table Summary
Value	Value
Money Market Funds	0.6%
Energy	2.0%
Utilities	7.4%
Communications	9.0%
Financials	9.2%
Real Estate	9.4%
Consumer Discretionary	10.2%
Industrials	10.9%
Health Care	11.2%
Information Technology	11.3%
Consumer Staples	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.0%
Apple, Inc.	2.8%
Broadcom, Inc.	2.8%
Eli Lilly & Company	2.8%
Cardinal Health, Inc.	2.5%
Caterpillar, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Johnson & Johnson	2.3%
RTX Corporation	2.3%
Microsoft Corporation	2.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Liberty One Spectrum ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-SPCT

Liberty One Tactical Income ETF

(LOTI) NASDAQ

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Liberty One Tactical Income ETF for the period of September 29, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Tactical Income ETF	$29	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the period the Liberty One Tactical Income ETF (the "Fund") employed its active tactical allocation strategy, maintaining a balanced posture between equity and fixed-income securities, generally ranging from 45% to 55% in each asset class.

Performance was primarily driven by the Fund’s ability to navigate a shifting interest rate environment. In Q4 2025, the Fund utilized a diversified mix of total return bond portfolios to capture attractive “carry” from coupon income and yield curve positioning which remained a dominant driver of fixed income returns during this period. Our inclusion of mortgage-backed securities exposure also provided a high-quality income stream that benefited from stable spreads the Federal Reserve’s shift toward a rangebound rate environment following its December 2025 rate cut to 3.5%–3.75%.

In the equity portion of the portfolio, the Fund maintained a defensive posture, focusing on business resilient companies which have a higher concentration in defensive sectors such as Healthcare, Consumer Staples, and Utilities. This positioning caused the Fund to lag the broader market rally, which was heavily driven by artificial intelligence-led concentration performance in Semiconductors and Metals/Mining. However, market leadership began to broaden and then shift significantly in late January 2026. As volatility flared in the technology sector due to valuation reset and artificial intelligence displacement risks, investors rotated into defensive, high-quality sectors held by the Fund. This tactical focus on defensive equities allowed the Fund to significantly outperform the broader market during the late-January volatility, as its holdings benefited from their inherent stability and compelling relative valuations compared to the highly priced growth factor.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Liberty One Tactical Income ETF - NAV
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$10,342
$10,280
$10,117
09/29/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26

Table Summary
	Liberty One Tactical Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
09/29/25	$10,000	$10,000	$10,000
09/30/25	$10,048	$9,996	$10,012
10/31/25	$10,044	$10,058	$10,084
11/30/25	$10,255	$10,121	$10,141
12/31/25	$10,077	$10,106	$10,182
01/31/26	$10,280	$10,117	$10,342

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Tactical Income ETF - NAV	2.80%
Bloomberg U.S. Aggregate Bond Index	1.17%
Morningstar Moderately Conservative Target Risk Index	3.42%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$38,255,883
Number of Portfolio Holdings	34
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	51.0%
Exchange-Traded Funds	47.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income 47.8%
Consumer Staples 13.6%
Health Care 12.2%
Utilities 7.8%
Communications 3.8%
Industrials 3.8%
Information Technology 3.4%
Financials 2.2%
Consumer Discretionary 2.1%
Real Estate 2.0%
Money Market Funds 1.2%
Other Assets in Excess of Liabilities 0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.2%
Real Estate	2.0%
Consumer Discretionary	2.1%
Financials	2.2%
Information Technology	3.4%
Industrials	3.8%
Communications	3.8%
Utilities	7.8%
Health Care	12.2%
Consumer Staples	13.6%
Fixed Income	47.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Income ETF, USD Class	7.8%
PIMCO Multi Sector Bond Active ETF	6.9%
Eaton Vance Short Duration Income ETF, USD Class	6.8%
TCW Flexible Income ETF, USD Class	6.8%
Vanguard Mortgage-Backed Securities ETF	5.9%
iShares Core U.S. Aggregate Bond ETF	5.9%
Vanguard Long-Term Corporate Bond ETF	4.8%
Hartford Strategic Income ETF, USD Class	2.9%
Eli Lilly & Company	2.8%
Cardinal Health, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Liberty One Tactical Income ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-LOTI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Liberty One Defensive Dividend Growth ETF

EASY

Liberty One Spectrum ETF

SPCT

Liberty One Tactical Income ETF

LOTI

Semi-Annual Financial Statements and

Additional Information

January 31, 2026

1-847-680-9255

www.LibertyOneETF.com

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of any of the Funds. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read a Fund’s prospectus carefully before investing in such Fund.

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 4.5%
2,329	Northrop Grumman Corporation	$1,612,274

	BEVERAGES - 4.3%
20,957	Coca-Cola Company (The)	1,567,793

	BIOTECH & PHARMA - 10.4%
1,916	Eli Lilly & Company	1,987,179
7,674	Johnson & Johnson	1,743,917
		3,731,096
	COMMERCIAL SUPPORT SERVICES - 13.4%
56,037	Rentokil Initial PLC - ADR	1,765,726
6,028	Republic Services, Inc.	1,296,562
7,946	Waste Management, Inc.	1,765,919
		4,828,207
	ELECTRIC UTILITIES - 11.2%
20,697	Alliant Energy Corporation	1,364,139
11,234	Duke Energy Corporation	1,363,246
14,796	Southern Company (The)	1,321,431
		4,048,816
	FOOD - 6.7%
24,797	Lamb Weston Holdings, Inc.	1,138,926
22,049	Mondelez International, Inc., Class A	1,289,205
		2,428,131
	HEALTH CARE FACILITIES & SERVICES - 13.9%
9,044	Cardinal Health, Inc.	1,943,375
1,918	McKesson Corporation	1,594,261
5,069	UnitedHealth Group, Inc.	1,454,448
		4,992,084
	HOUSEHOLD PRODUCTS - 3.8%
9,040	Procter & Gamble Company (The)	1,372,001

	INSURANCE - 4.4%
5,069	Chubb Ltd.	1,569,160

See accompanying notes to financial statements.

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	LEISURE FACILITIES & SERVICES - 4.0%
4,521	McDonald’s Corporation	$1,424,115

	RETAIL - CONSUMER STAPLES - 7.8%
2,466	Casey’s General Stores, Inc.	1,495,629
20,828	Kroger Company (The)	1,309,040
		2,804,669
	SOFTWARE - 3.9%
3,288	Microsoft Corporation	1,414,793

	TECHNOLOGY HARDWARE - 3.4%
3,012	Motorola Solutions, Inc.	1,212,450

	TELECOMMUNICATIONS - 3.6%
49,157	AT&T, Inc.	1,288,405

	WHOLESALE - CONSUMER STAPLES - 3.9%
16,851	Sysco Corporation	1,412,956

	TOTAL COMMON STOCKS (Cost $34,870,785)	35,706,950

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
273,243	First American Treasury Obligations Fund, Class X, 3.61% (Cost $273,243)(a)	273,243

	TOTAL INVESTMENTS - 100.0% (Cost $35,144,028)	$35,980,193
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(6,547)
	NET ASSETS - 100.0%	$35,973,646

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 4.4%
1,096	Northrop Grumman Corporation	$758,717
4,110	RTX Corporation	825,822
		1,584,539
	ASSET MANAGEMENT - 1.7%
548	Blackrock, Inc.	613,179

	BANKING - 1.7%
2,055	JPMorgan Chase & Company	628,604

	BEVERAGES - 2.0%
9,864	Coca-Cola Company (The)	737,926

	BIOTECH & PHARMA - 5.0%
957	Eli Lilly & Company	992,552
3,699	Johnson & Johnson	840,598
		1,833,150
	DIVERSIFIED INDUSTRIALS - 2.1%
3,290	Honeywell International, Inc.	748,541

	E-COMMERCE DISCRETIONARY - 3.0%
4,519	Amazon.com, Inc.(a)	1,081,397

	ELECTRIC UTILITIES - 7.4%
9,868	Alliant Energy Corporation	650,400
5,343	Duke Energy Corporation	648,373
8,637	NextEra Energy, Inc.	759,192
6,987	Southern Company (The)	624,009
		2,681,974
	FOOD - 5.6%
3,560	Hershey Company (The)	693,310
11,782	Lamb Weston Holdings, Inc.	541,147
12,056	Tyson Foods, Inc., Class A	787,619
		2,022,076

See accompanying notes to financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.2%
4,249	Cardinal Health, Inc.	$913,025
959	McKesson Corporation	797,130
1,918	UnitedHealth Group, Inc.	550,332
		2,260,487
	HEALTH CARE REIT - 1.7%
36,708	Healthcare Realty Trust, Inc.	616,327

	HOUSEHOLD PRODUCTS - 5.7%
8,220	Colgate-Palmolive Company	742,184
4,247	Procter & Gamble Company (The)	644,567
10,118	Unilever plc - ADR	691,667
		2,078,418
	INDUSTRIAL REIT - 4.1%
12,602	First Industrial Realty Trust, Inc.	731,294
5,754	Prologis, Inc.	751,242
		1,482,536
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
822	Goldman Sachs Group, Inc. (The)	768,907

	INSURANCE - 3.6%
5,893	Aflac, Inc.	653,828
2,329	Travelers Companies, Inc. (The)	662,624
		1,316,452
	INTERNET MEDIA & SERVICES - 4.0%
2,603	Alphabet, Inc., Class C	881,194
822	Meta Platforms, Inc., Class A	588,963
		1,470,157
	LEISURE FACILITIES & SERVICES - 3.6%
1,507	Domino’s Pizza, Inc.	618,367
2,192	McDonald’s Corporation	690,480
		1,308,847
	MACHINERY - 4.5%
1,370	Caterpillar, Inc.	900,583

See accompanying notes to financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MACHINERY - 4.5% (Continued)
1,370	Deere & Company	$723,360
		1,623,943
	OIL & GAS PRODUCERS - 2.0%
4,110	Chevron Corporation	727,059

	RETAIL - CONSUMER STAPLES - 5.5%
685	Costco Wholesale Corporation	644,071
9,866	Kroger Company (The)	620,078
6,302	Walmart, Inc.	750,821
		2,014,970
	RETAIL - DISCRETIONARY - 3.6%
1,642	Home Depot, Inc. (The)	615,077
4,658	TJX Companies, Inc. (The)	697,815
		1,312,892
	RETAIL REIT - 1.8%
10,825	Realty Income Corporation	662,057

	SELF-STORAGE REIT - 1.8%
4,658	Extra Space Storage, Inc.	642,664

	SEMICONDUCTORS - 4.9%
3,012	Broadcom, Inc.	997,876
3,575	Texas Instruments, Inc.	770,591
		1,768,467
	SOFTWARE - 3.6%
959	Intuit, Inc.	478,464
1,918	Microsoft Corporation	825,296
		1,303,760
	TECHNOLOGY HARDWARE - 2.8%
3,971	Apple, Inc.	1,030,395

	TELECOMMUNICATIONS - 5.0%
23,143	AT&T, Inc.	606,578
2,740	T-Mobile US, Inc.	540,355

See accompanying notes to financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TELECOMMUNICATIONS - 5.0% (Continued)
15,070	Verizon Communications, Inc.	$670,917
		1,817,850
	TOTAL COMMON STOCKS (Cost $34,872,264)	36,137,574

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
211,281	First American Treasury Obligations Fund, Class X, 3.61% (Cost $211,281)(b)	211,281

	TOTAL INVESTMENTS - 100.0% (Cost $35,083,545)	$36,348,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(2,432)
	NET ASSETS - 100.0%	$36,346,423

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 50.9%
	BEVERAGES - 4.4%
11,322	Coca-Cola Company (The)	$846,999
5,362	PepsiCo, Inc.	823,764
		1,670,763
	BIOTECH & PHARMA - 7.8%
1,043	Eli Lilly & Company	1,081,747
6,703	Gilead Sciences, Inc.	951,491
4,174	Johnson & Johnson	948,542
		2,981,780
	COMMERCIAL SUPPORT SERVICES - 3.8%
3,278	Republic Services, Inc.	705,065
3,427	Waste Management, Inc.	761,616
		1,466,681
	ELECTRIC UTILITIES - 7.8%
11,328	Alliant Energy Corporation	746,628
6,109	Duke Energy Corporation	741,327
8,050	Entergy Corporation	771,915
8,046	Southern Company (The)	718,588
		2,978,458
	FOOD - 3.4%
13,410	Lamb Weston Holdings, Inc.	615,921
11,918	Mondelez International, Inc., Class A	696,845
		1,312,766
	HEALTH CARE FACILITIES & SERVICES - 4.4%
4,919	Cardinal Health, Inc.	1,056,995
2,235	UnitedHealth Group, Inc.	641,289
		1,698,284
	HOUSEHOLD PRODUCTS - 1.9%
4,915	Procter & Gamble Company (The)	745,950

	INSURANCE - 2.2%
2,682	Chubb Ltd.	830,240

See accompanying notes to financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 50.9% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1%
2,531	McDonald’s Corporation	$797,265

	RETAIL - CONSUMER STAPLES - 1.9%
11,326	Kroger Company (The)	711,839

	RETAIL REIT - 2.0%
10,577	Agree Realty Corporation	763,977

	SOFTWARE - 1.7%
1,490	Microsoft Corporation	641,132

	TECHNOLOGY HARDWARE - 1.7%
1,639	Motorola Solutions, Inc.	659,763

	TELECOMMUNICATIONS - 3.8%
26,659	AT&T, Inc.	698,732
17,284	Verizon Communications, Inc.	769,484
		1,468,216
	WHOLESALE - CONSUMER STAPLES - 2.0%
9,089	Sysco Corporation	762,113

	TOTAL COMMON STOCKS (Cost $19,172,600)	19,489,227

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	FIXED INCOME - 47.8%
50,805	Eaton Vance Short Duration Income ETF, USD Class	2,614,425
31,582	Hartford Strategic Income ETF, USD Class	1,124,161
22,350	iShares Core U.S. Aggregate Bond ETF	2,237,905
64,364	JPMorgan Income ETF, USD Class	2,991,961
97,589	PIMCO Multi Sector Bond Active ETF	2,620,265
65,705	TCW Flexible Income ETF, USD Class	2,611,774
23,989	Vanguard Long-Term Corporate Bond ETF	1,828,202

See accompanying notes to financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8% (Continued)
	FIXED INCOME - 47.8% (Continued)
47,827	Vanguard Mortgage-Backed Securities ETF	$2,259,347
		18,288,040
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,299,899)	18,288,040

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
446,900	First American Treasury Obligations Fund, Class X, 3.61% (Cost $446,900)(a)	446,900

	TOTAL INVESTMENTS - 99.9% (Cost $37,919,399)	$38,224,167
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	31,716
	NET ASSETS - 100.0%	$38,255,883

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

See accompanying notes to financial statements.

Liberty One ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2026

	Liberty One Defensive Dividend Growth ETF	Liberty One Spectrum ETF	Liberty One Tactical Income ETF
ASSETS
Investments Securities:
At Cost	$35,144,028	$35,083,545	$37,919,399
At fair value	$35,980,193	$36,348,855	$38,224,167
Cash and cash equivalents	-	2,610	-
Receivable due from Adviser	386	47	604
Receivable for fund shares sold	-	-	35,278
Dividends and interest receivable	44,578	46,608	47,152
TOTAL ASSETS	36,025,157	36,398,120	38,307,201

LIABILITIES
Payable to related parties	36,777	37,188	37,071
Other accrued expenses and other liabilities	14,734	14,509	14,247
TOTAL LIABILITIES	51,511	51,697	51,318
NET ASSETS	$35,973,646	$36,346,423	$38,255,883

NET ASSETS CONSIST OF:
Paid in capital	$35,114,761	$35,058,807	$37,796,116
Accumulated earnings	858,885	1,287,616	459,767
NET ASSETS	$35,973,646	$36,346,423	$38,255,883

NET ASSET VALUE PER SHARE:
Net Assets	$35,973,646	$36,346,423	$38,255,883
Shares of beneficial interest outstanding (a)	1,370,000	1,370,000	1,490,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.26	$26.53	$25.68

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Liberty One ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended January 31, 2026*

	Liberty One Defensive Dividend Growth ETF	Liberty One Spectrum ETF	Liberty One Tactical Income ETF
INVESTMENT INCOME
Dividends (net of $517, 0, and 0 in foreign dividend tax withheld)	$112,436	$114,567	$187,510
Interest	1,615	1,267	2,546
TOTAL INVESTMENT INCOME	114,051	115,834	190,056

EXPENSES
Investment advisory fees	35,870	36,309	34,992
SEC Fees	6,020	6,020	6,020
Administrative services fees	39,399	39,399	39,399
Custodian fees	5,405	5,405	5,405
Printing and postage expenses	3,467	3,467	3,467
Compliance officer fees	7,152	7,152	7,152
Audit fees	6,323	6,323	6,323
Trustees fees and expenses	6,731	6,731	6,731
Insurance expense	1,835	1,835	1,835
Registration fees	3,059	3,059	3,059
Legal fees	7,274	7,274	7,274
Transfer agent fees	6,995	6,995	6,995
Other expenses	1,427	1,427	1,427
TOTAL EXPENSES	130,957	131,396	130,079

Less: Fees waived and expenses reimbursed by the Adviser	(83,224)	(83,080)	(83,441)
NET EXPENSES	47,733	48,316	46,638

NET INVESTMENT INCOME	66,318	67,518	143,418

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	-	270	-
Net realized gain from redemptions in-kind	-	-	120,828
Net change in unrealized appreciation on investments	836,165	1,265,310	304,768
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	836,165	1,265,580	425,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$902,483	$1,333,098	$569,014

*	The Liberty One ETFs commenced operations on September 29, 2025

See accompanying notes to financial statements.

Liberty One ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Liberty One Defensive Dividend Growth ETF	Liberty One Spectrum ETF	Liberty One Tactical Income ETF
	For the Period Ended January 31, 2026 * (Unaudited)	For the Period Ended January 31, 2026 * (Unaudited)	For the Period Ended January 31, 2026 * (Unaudited)
FROM OPERATIONS:
Net investment income	$66,318	$67,518	$143,418
Net realized gain from investments and in-kind redemptions	-	270	120,828
Net change in unrealized appreciation on investments	836,165	1,265,310	304,768
Net increase in net assets resulting from operations	902,483	1,333,098	569,014

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(43,598)	(45,482)	(109,247)
Decrease in net assets resulting from distributions to shareholders	(43,598)	(45,482)	(109,247)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	35,114,761	35,058,807	42,327,830
Payments for shares redeemed	-	-	(4,531,714)
Net increase in net assets resulting from shares of beneficial interest	35,114,761	35,058,807	37,796,116

TOTAL INCREASE IN NET ASSETS	35,973,646	36,346,423	38,255,883

NET ASSETS
Beginning of Period	-	-	-
End of Period	$35,973,646	$36,346,423	$38,255,883

SHARE ACTIVITY
Shares sold	1,370,000	1,370,000	1,670,000
Shares redeemed	-	-	(180,000)
Net increase in shares of beneficial interest outstanding	1,370,000	1,370,000	1,490,000

*	The Liberty One ETFs commenced operations on September 29, 2025

See accompanying notes to financial statements.

Liberty One Defensive Dividend Growth ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period Ended January 31, 2026 * (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income (a)	0.10
Net realized and unrealized gain on investments	1.20
Total from investment operations	1.30

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$26.26

Total return (b)	4.38	%(e)(f)

Net assets, at end of period (000s)	$35,974

Ratio of gross expenses to average net assets	2.33	%(g)
Ratio of expenses to average net assets	0.85	%(g)
Ratio of net investment income to average net assets (c)	1.18	%(g)
Portfolio Turnover Rate (d)	0	%(e)

*	The Liberty One Defensive Growth ETF commenced operations on September 29, 2025
(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(e)	Not annualized.
(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through January 31, 2026.
(g)	Annualized.

See accompanying notes to financial statements.

Liberty One Spectrum ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period Ended January 31, 2026 * (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income (a)	0.10
Net realized and unrealized gain on investments	1.48
Total from investment operations	1.58

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$26.53

Total return (b)	6.27	%(e)(f)

Net assets, at end of year/period (000s)	$36,346

Ratio of gross expenses to average net assets	2.31	%(g)
Ratio of expenses to average net assets	0.85	%(g)
Ratio of net investment income (loss) to average net assets (c)	1.19	%(g)
Portfolio Turnover Rate (d)	0	%(e)

*	The Liberty One Spectrum ETF commenced operations on September 29, 2025
(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(e)	Not annualized.
(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through January 31, 2026.
(g)	Annualized.

See accompanying notes to financial statements.

Liberty One Tactical Income ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period Ended January 31, 2026 * (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income (a)	0.23
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.80

Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$25.68

Total return (b)	2.80	%(e),(f)

Net assets, at end of period (000s)	$38,256

Ratio of gross expenses to average net assets	2.37	%(g)
Ratio of net expenses to average net assets	0.85	%(g)
Ratio of net investment income to average net assets (c)	2.61	%(g)
Portfolio Turnover Rate (d)	0	%(e)

*	The Liberty One Tactical Income ETF commenced operations on September 29, 2025
(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(e)	Not annualized.
(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through January 31, 2026.
(g)	Annualized.

See accompanying notes to financial statements.

Liberty One ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2026

(1)	ORGANIZATION

The Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF (each a “Fund” and together the “Funds”) each is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on September 29, 2025. The investment objective for each of the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF is to seek capital appreciation and provide current income.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer

Liberty One ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds (“ETFs”) – Each Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any exchange traded fund purchased by a Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Liberty One ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Liberty One Defensive Dividend Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,706,950	$-	$-	$35,706,950
Short-Term Investments	273,243	-	-	273,243
Total	$35,980,193	$-	$-	$35,980,193

Liberty One Spectrum ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$36,137,574	$-	$-	$36,137,574
Short-Term Investments	211,281	-	-	211,281
Total	$36,348,855	$-	$-	$36,348,855

Liberty One Tactical Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,489,227	$-	$-	$19,489,227
Exchange-Traded Funds	18,288,040	-	-	18,288,040
Short-Term Investments	446,900	-	-	446,900
Total	$38,224,167	$-	$-	$38,224,167

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to each Fund’s Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthy by each of the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and monthly distributing substantially all net investment company taxable income and annually distributing all net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. The Funds typically intend to monthly distribute sufficient net investment company taxable income and annually distribute net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expenses.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to each Fund and Trust. Additionally, in the normal course of business, the Funds enter into

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contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) and cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Proceeds	Purchases	Proceeds
Fund	(Excluding in-kind and short-term investments)		(In-kind transactions)
Liberty One Defensive Dividend Growth ETF	$-	$-	$34,870,785	$-
Liberty One Spectrum ETF	24,404	24,345	31,528,776	-
Liberty One Tactical Income ETF	-	-	41,830,533	4,478,863

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Liberty One Investment Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser, subject to the supervision of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies; monitoring and evaluating the Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Liberty One Investment Management, which is wholly owned by its Chief Executive Officer, Roch Tranel, wholly owns the Adviser. As compensation for its services, each Fund pays the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.65% of its average daily net assets. For the period ended January 31, 2026, the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF incurred Advisory Fees of $35,870, $36,309, and $34,992, respectively.

The Adviser has engaged Vident Advisory, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser, under the supervision of the Adviser, agrees to implement portfolio investment decisions made by the Adviser for the Funds in accordance with the Funds’ investment objective, policies restrictions, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser or Sub-Adviser. However, the Sub-Adviser is not responsible for management of the Funds’ investments. Under the supervision of the Adviser, the Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. However, the Sub-Adviser is not responsible for management and selection of the Fund’s investments. In connection with the services provided to the Fund, the Sub-Adviser provides only trading-related investment advice and services. As compensation for the sub-advisory services the Sub-Adviser provides to the Fund, the Adviser will pay the Sub-Adviser a sub-advisory fee of 0.03% on the first $500 million in assets, 0.025% on the next $500 million in assets, and 0.02% on all assets thereafter, pursuant to a sub advisory agreement between the Adviser and Sub-Adviser with respect to the Funds (the “Sub-Advisory

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Agreement”). The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.

For the period ended January 31, 2026, the Adviser waived fees and reimbursed expenses for the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF in the amount of $83,224, $83,080, and $83,441, respectively for each fund.

The Trust, with respect to each Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. The following table represents aggregate cost for federal tax purposes for the Funds as of January 31, 2026, and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Liberty One Defensive Dividend Growth ETF	$35,144,028	$1,553,630	$(717,465)	$836,165
Liberty One Spectrum ETF	35,083,545	1,912,984	(647,674)	1,265,310
Liberty One Tactical Income ETF	37,919,399	652,448	(347,680)	304,768

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for each Fund is listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Liberty One Defensive Dividend Growth ETF	$300	2.00%
Liberty One Spectrum ETF	$300	2.00%
Liberty One Tactical Income ETF	$300	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Spectrum ETF: Authorized Participant Concentration Risk, Cash Position Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Fluctuation of Net Asset Value Risk, Foreign Exposure Risk, Gap Risk, Geographic Risk, Investment Style Risk, Issuer-Specific Risk, Large-Cap Securities Risk, Management Risk, Market Events Risk, Market Risk, New Adviser Risk, New Fund Risk, Regulatory Risk, Sector Risk, Valuation Risk, Value Investing Risk, and Volatility Risk.

Defensive Dividend Growth ETF: Authorized Participant Concentration Risk, Cash Position Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Fluctuation of Net Asset Value Risk, Foreign Exposure Risk, Gap Risk, Geographic Risk, Growth Investing Risk, Investment Style Risk, Issuer-Specific Risk, Large-Cap Securities Risk, Management Risk, Market Events Risk, Market Risk, New Adviser Risk, New Fund Risk, Non-Diversification Risk, Regulatory Risk, Sector Risk, Valuation Risk, and Volatility Risk.

Tactical Income ETF: Allocation Risk, Authorized Participant Concentration Risk, Cash Position Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Fixed Income Securities Risk, Fluctuation of Net Asset Value Risk, Foreign Exposure Risk, Gap Risk, Geographic Risk, High Yield Fixed Income Securities (“Junk Bond”) Risk, Interest Rate Risk, Investment Style Risk, Issuer-Specific Risk, Large-Cap Securities Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, New Adviser Risk, New Fund Risk, Non-Diversification Risk, Odd Lot Pricing Risk, Prepayment and Extension Risk, Regulatory Risk, Sector Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk, and Volatility Risk.

Management Risk - The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of the Fund shares and failure to achieve its investment objective.

Market Risk - Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, lack of liquidity in the bond or other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments and could result in decreases to the Fund’s net asset value. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Local, state and regional events could have a significant impact on the Fund and its investments. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, amount other things, inflation and the securities markets generally.

Equity Risk - Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk (Tactical Income ETF) - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When a Fund invests in fixed income securities, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause a Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Funds’ performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

High Yield Fixed Income Securities (“Junk Bond”) Risk (Tactical Income ETF) - Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment

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January 31, 2026

grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Junk bonds may experience more price volatility and a more limited market than the market for investment-grade fixed income securities.

Value Investing Risk (Spectrum ETF) - Value investing attempts to identify securities selling at a discount in comparison to the Adviser’s assessments of their intrinsic value. Such securities may not increase in price as anticipated by the Adviser and may even decline further in value if other investors fail to recognize the issuer’s value or if the events or factors that the Adviser believes will increase a security’s market value do not occur. Value investing is subject to the risk that an issuer’s intrinsic value may never be fully realized by the market or that an issuer judged by the Adviser to be undervalued may actually be appropriately priced. Additionally, such securities may decline in value in the short- or long-term even though they are deemed by the Fund to be undervalued. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Large-Cap Securities Risk - The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector Risk - The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Communication Services Sector Risk (Spectrum ETF). Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Financial Sector (Spectrum ETF). Companies in the financials sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amounts of capital they must maintain. In addition, in recent years, cyber-attacks and technology

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January 31, 2026

malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector.

●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

●	Industrials Sector (Defensive Dividend Growth ETF and Spectrum ETF). The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

●	Information Technology Sector (Spectrum ETF). Information technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Utilities Sector (Defensive Dividend Growth ETF). The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Investment Style Risk - There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value, could underperform other kinds of investments or market averages that include style-focused investments.

ETF Structure Risk - Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the

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market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Investment Companies/Exchange-Traded Funds Risk - When Tactical Income invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs) it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of options, derivatives, currencies, index, leverage, and replication management.

Growth Investing Risk - The Defensive Dividend Growth ETF is subject to growth investing risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Growth-oriented funds will typically underperform when value investing is in favor.

Market Events Risk - There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Volatility Risk - The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

(8)	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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ADDITIONAL INFORMATION (Unaudited)

January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Liberty One Investment Management, LLC and Vident Advisory, LLC for the Liberty One Spectrum ETF, Liberty One Defensive Dividend Growth ETF, and Liberty One Tactical Income ETF (each a “Liberty One ETF” and together the “Liberty One ETFs”)

At a meeting held on September 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of (i) the proposed investment advisory agreement (the “Advisory Agreement”) between Liberty One Investment Management, LLC (“Liberty One” or the “Adviser”) and the Trust, on behalf of each of the Liberty One Spectrum ETF, Liberty One Defensive Dividend Growth ETF, and Liberty One Tactical Income ETF (each a “Liberty One ETF” and together the “Liberty One ETFs”) and (ii) the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Vident Advisory, LLC (“Vident” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of each of the Liberty One ETFs.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Liberty One ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Liberty One ETF’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Liberty One and Vident. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to each Liberty One ETF included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Liberty One, related to the Advisory Agreement with respect to the Liberty One ETFs, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Liberty One ETFs and their background and experience; a summary of the financial condition of Liberty One; information regarding risk management processes, liquidity management, and derivative risk management processes and procedures; the compliance policies and procedures of Liberty One, including its

Liberty One ETFs

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business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Liberty One’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of each of the Liberty One ETFs as compared to a respective peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Liberty One ETFs’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of Liberty One. The Board noted the analysis by the Trust’s CCO that Liberty One’s compliance, risk management, and associated policies appeared to be operating effectively overall and that each of their policies and procedures are reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of Liberty One’s cybersecurity and business continuity policies and procedures. The Board also considered the significant risks assumed by Liberty One in connection with the services provided to the Liberty One ETFs, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory, and compliance risks.

The Board also considered that Liberty One would be acting as the investment adviser to the Funds and would retain Vident to provide trading-related investment advice and services for the Funds. The Board considered the oversight and supervisory role to be performed by Liberty One with respect to Vident and Vident’s specific role with respect to the Funds. The Board concluded that the management of Liberty One had sufficient quality of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services to be provided by Liberty One with respect to each of the Liberty One ETFs were anticipated to be satisfactory and reliable.

The Board reviewed materials provided by Vident related to the Sub-Advisory Agreement with the Trust with respect to the Liberty One ETFs, including: the Sub-Advisory Agreement; a description of Vident’s trading process; an overview of the personnel that would perform services for each Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; and information regarding the Sub-Adviser’s compliance and regulatory history.

The Board concluded that the management of Vident had sufficient quality and depth of personnel, resources, investment and trading methodologies, and compliance policies and procedures to perform their duties and that the nature, overall quality, and extent of the services to be provided by Vident with respect to each of the Liberty One ETFs were anticipated to be satisfactory and reliable.

Performance. The Board noted that each of the Liberty One ETFs was comparable to the investment strategy of separately managed accounts (“SMAs”) currently managed by Liberty One and reviewed the performance information provided with respect to such SMAs. The Board took into account the prior performance of such SMAs and also noted their risk adjusted returns. The Board also considered that Vident will be primarily responsible for trading and daily monitoring of the Liberty One ETFs’ positions. The Board considered the presentation by Liberty One and the experience of their personnel and determined that they provided sufficient basis to permit the Board in its business judgment to conclude that Liberty One could reasonably be expected to obtain an acceptable level of investment returns for each of the Liberty One ETF’s shareholders.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of each Liberty One ETF’s proposed contractual advisory fee and estimated net expense ratio compared to the advisory fee and expenses of the funds

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in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of each Liberty One ETF relative to the strategies of the funds in the Funds’ respective Peer Groups, as well as the level, quality and nature of the services to be provided by the Adviser and Sub-Adviser with respect to each Liberty One ETF.

The Board noted that, with respect to the Liberty One Spectrum ETF, the Fund’s proposed contractual advisory fee and estimated net total expenses were above the median of its Peer Group and Morningstar category, but were not the highest among the funds in its Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.85% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation).

The Board noted that, with respect to the Liberty One Defensive Dividend Growth ETF, the Fund’s proposed contractual advisory fee and estimated net total expenses were above the median of its Peer Group and Morningstar category, but were not the highest among the funds in its Peer Group or Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.85% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation).

The Board noted that, with respect to the Liberty One Tactical Income ETF, the Fund’s proposed contractual advisory fee was below the median of its Peer Group and equal to the median of its Morningstar category. The Board noted that the Fund’s estimated net total expenses were above the median of its Peer Group and Morningstar category, but not the highest among the funds in its Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.85% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation).

With respect to the sub-advisory fees relating to each Liberty One ETF, the Board considered that each Liberty One ETF pays an advisory fee to Liberty One and that, in turn, Liberty One pays a portion of its advisory fee to Vident. The Board also took into account the amount of the advisory fee to be retained by Liberty One and the services to be provided with respect to each Liberty One ETF by the Adviser and the Sub-Adviser, respectively. The Board noted that the sub-advisory fee rate had been negotiated between Liberty One and Vident at arms’-length, as well as the comparatively overall low level of the sub-advisory fee. In considering the level of each Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by Liberty One and Vident to other accounts managed with a similar investment strategies, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee and the sub-advisory fee of each Liberty One ETF was not unreasonable.

Profitability. The Board considered the estimated profitability of Liberty One with respect to each of the Liberty One ETFs and whether these potential profits were reasonable in light of the services to be provided to each of the Liberty One ETFs. The Board also considered and reviewed estimated profitability analyses prepared by Liberty One and Vident. The Board noted that, because Vident’s sub-advisory fee would be paid by Liberty One out of its advisory fee, Vident’s profitability is not a material consideration. The Board concluded that, especially in light of the estimated costs of launching and managing the Liberty One ETFs during their first year of operations, the estimated profitability, if any, of both Liberty One and Vident from their respective relationship with the Liberty One ETFs was not excessive.

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Economies of Scale. The Board considered whether Liberty One would realize economies of scale with respect to the advisory services to be provided to each of the Liberty One ETFs. The Board considered the profitability information provided and noted that the expenses of managing each of the Liberty One ETFs as a percentage of assets under management were expected to decrease as each Liberty One ETF’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future with respect to each of the Liberty One ETFs.

The Board considered whether Vident would realize economies of scale with respect to the sub-advisory services to be provided to each of the Liberty One ETFs. The Board considered Vident’s profitability, if any, as well as that the sub-advisory fees are paid by Liberty One out of the advisory fee. The Board concluded that at the projected asset levels for the initial term of the Sub-Advisory Agreement, economies of scale were not a relevant consideration at this time but that the Board would revisit whether economies of scale exist in the future with respect to each of the Liberty One ETFs. However, the Board noted that the Fund’s sub-advisory fee did contain breakpoints and Vident’s discussion of the same.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by each of Liberty One and Vident from its respective relationship with the Liberty One ETFs. The Board considered that neither Liberty One nor Vident believed it would receive any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Liberty One ETFs other than certain reputational benefits that may result from the relationships. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Liberty One and Vident as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreement with respect to each Liberty One ETF and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and Sub-Advisory Agreement with respect to each of the Liberty One ETFs for an initial two-year term was in the best interests of each of the Liberty One ETFs and its prospective shareholders.

In considering the approval of the Advisory Agreement and Sub-Advisory Agreement with respect to each of the Liberty One ETFs, the Board reviewed a variety of factors, including those discussed above and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President

Date:	3/19/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President

Date:	3/19/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer

Date:	3/19/2026